Insurance and Reinsurance Contract Assets and Liabilities	12 Months Ended
Dec. 31, 2025
Insurance Contracts [Abstract]
Insurance and Reinsurance Contract Assets and Liabilities	Insurance and Reinsurance Contract Assets and LiabilitiesComposition
Portfolios of insurance contracts that are assets and those that are liabilities, and portfolios of reinsurance contracts that are assets and those that are liabilities, are presented separately in the Consolidated Statements of Financial Position. The
components of net insurance and reinsurance contract liabilities are shown below. The composition of insurance contract assets and liabilities, and reinsurance contract held assets and liabilities by the reporting segment is as follows.
Insurance contract assets and liabilities

	2025				2024
As at December 31,	Insurance contract assets	Insurance contract liabilities	Insurance contract liabilities for account of segregated fund holders	Net insurance contract liabilities	Insurance contract assets	Insurance contract liabilities	Insurance contract liabilities for account of segregated fund holders	Net insurance contract liabilities
Asia	$(161)	$170,754	$29,895	$200,488	$(53)	$154,222	$26,367	$180,536
Canada	(33)	84,517	38,218	122,702	(32)	82,459	38,099	120,526
U.S.	-	157,867	60,893	218,760	-	161,484	62,079	223,563
Corporate and Other	-	(908)	-	(908)	(6)	(897)	-	(903)
Insurance contract balances	(194)	412,230	129,006	541,042	(91)	397,268	126,545	523,722
Assets for insurance acquisition cash flows	-	(698)	-	(698)	(11)	(867)	-	(878)
Total	$(194)	$411,532	$129,006	$540,344	$(102)	$396,401	$126,545	$522,844
Reinsurance contract held assets and liabilities

	2025			2024
As at December 31,	Assets	Liabilities	Net reinsurance contract held assets	Assets	Liabilities	Net reinsurance contract held assets
Asia	$8,959	$(2,986)	$5,973	$9,204	$(2,394)	$6,810
Canada	6,626	(263)	6,363	7,021	(262)	6,759
U.S.	45,559	(25)	45,534	43,043	(13)	43,030
Corporate and Other	(263)	1	(262)	(253)	-	(253)
Total	$60,881	$(3,273)	$57,608	$59,015	$(2,669)	$56,346

As at December 31,	2025	2024
Net insurance contract held liabilities	$540,344	$522,844
Net reinsurance contract held assets	(57,608)	(56,346)
Net insurance and reinsurance contract held liabilities	$482,736	$466,498
Movements in Carrying Amounts of Insurance and Reinsurance Contracts
The following tables present the movements in the net carrying amounts of insurance contracts issued and reinsurance contracts held during the year for the Company and for each reporting segment. The changes include amounts that are recognized in income and OCI, and movements due to cash flows.
There are two types of tables presented:
•Tables which analyze movements in the net assets or liabilities for remaining coverage and for incurred claims separately and reconcile them to the relevant Consolidated Statements of Income and Consolidated Statements of Comprehensive
Income line items.
•Tables which analyze movements of contracts by measurement components including estimates of the present value of future cash flows, risk adjustment and CSM.
Total
Insurance contracts – Analysis by remaining coverage and incurred claims
The following tables present the movements in the net assets or liabilities for insurance contracts issued, showing the amounts for remaining coverage and the amounts for incurred claims and assets for insurance acquisition cash flows for the years ended
December 31, 2025 and 2024.

	Liabilities for remaining coverage		Liabilities for incurred claims
	Excluding loss component	Loss component	Products not under PAA	PAA Estimates of PV of future cash flows	PAA Risk adjustment for non- financial risk	Assets for insurance acquisition cash flows	Total
Opening insurance contract assets	$(153)	$5	$56	$1	$-	$(11)	$(102)
Opening insurance contract liabilities	377,600	2,023	5,698	11,256	691	(867)	396,401
Opening insurance contract liabilities for account of segregated fund holders	126,545	-	-	-	-	-	126,545
Net opening balance, January 1, 2025	503,992	2,028	5,754	11,257	691	(878)	522,844
Insurance revenue
Expected incurred claims and other insurance service expenses	(15,284)	-	-	-	-	-	(15,284)
Change in risk adjustment for non-financial risk expired	(1,401)	-	-	-	-	-	(1,401)
CSM recognized for services provided	(3,130)	-	-	-	-	-	(3,130)
Recovery of insurance acquisition cash flows	(1,907)	-	-	-	-	-	(1,907)
Contracts under PAA	(7,166)	-	-	-	-	-	(7,166)
	(28,888)	-	-	-	-	-	(28,888)
Insurance service expense
Incurred claims and other insurance service expenses	-	(137)	14,823	7,565	227	-	22,478
Losses and reversal of losses on onerous contracts (future service)	-	393	-	-	-	-	393
Changes to liabilities for incurred claims (past service)	-	-	67	(2,595)	(155)	-	(2,683)
Amortization of insurance acquisition cash flows	2,903	-	-	-	-	-	2,903
Net impairment of assets for insurance acquisition cash flows	-	-	-	-	-	-	-
	2,903	256	14,890	4,970	72	-	23,091
Investment components and premium refunds	(20,812)	-	18,071	2,741	-	-	-
Insurance service result	(46,797)	256	32,961	7,711	72	-	(5,797)
Insurance finance (income) expenses	22,608	58	176	546	24	-	23,412
Effects of movements in foreign exchange rates	(13,914)	(85)	(185)	(32)	-	14	(14,202)
Total changes in income and OCI	(38,103)	229	32,952	8,225	96	14	3,413
Cash flows
Premiums and premium tax received	61,722	-	-	-	-	-	61,722
Claims and other insurance service expenses paid, including investment components	-	-	(32,582)	(7,794)	-	-	(40,376)
Insurance acquisition cash flows	(9,749)	-	-	-	-	-	(9,749)
Total cash flows	51,973	-	(32,582)	(7,794)	-	-	11,597
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	(137)	-	-	-	-	137	-
Acquisition cash flows incurred in the year	-	-	-	-	-	29	29
Movements related to insurance contract liabilities for account of segregated fund holders	2,461	-	-	-	-	-	2,461
Net closing balance	520,186	2,257	6,124	11,688	787	(698)	540,344
Closing insurance contract assets	(259)	9	56	-	-	-	(194)
Closing insurance contract liabilities	391,439	2,248	6,068	11,688	787	(698)	411,532
Closing insurance contract liabilities for account of segregated fund holders	129,006	-	-	-	-	-	129,006
Net closing balance, December 31, 2025	$520,186	$2,257	$6,124	$11,688	$787	$(698)	$540,344

Insurance finance (income) expenses (“IFIE”)
Insurance finance (income) expenses, per disclosure above	$23,412
Reclassification of derivative OCI to IFIE – cash flow hedges	(9)
Reclassification of derivative (income) loss changes to IFIE – fair value hedge	2,093
Insurance finance (income) expenses, per disclosure in note 6 (f)	$25,496
Insurance contracts – Analysis by remaining coverage and incurred claims (continued)

	Liabilities for remaining coverage		Liabilities for incurred claims
	Excluding loss component	Loss component	Products not under PAA	PAA Estimates of PV of future cash flows	PAA Risk adjustment for non- financial risk	Assets for insurance acquisition cash flows	Total
Opening insurance contract assets	$(201)	$-	$56	$-	$-	$-	$(145)
Opening insurance contract liabilities	351,045	1,092	5,609	10,445	625	(820)	367,996
Opening insurance contract liabilities for account of segregated fund holders	114,143	-	-	-	-	-	114,143
Net opening balance, January 1, 2024	464,987	1,092	5,665	10,445	625	(820)	481,994
Insurance revenue
Expected incurred claims and other insurance service expenses	(14,340)	-	-	-	-	-	(14,340)
Change in risk adjustment for non-financial risk expired	(1,414)	-	-	-	-	-	(1,414)
CSM recognized for services provided	(2,697)	-	-	-	-	-	(2,697)
Recovery of insurance acquisition cash flows	(1,351)	-	-	-	-	-	(1,351)
Contracts under PAA	(6,790)	-	-	-	-	-	(6,790)
	(26,592)	-	-	-	-	-	(26,592)
Insurance service expense
Incurred claims and other insurance service expenses	-	(105)	13,855	7,423	224	-	21,397
Losses and reversal of losses on onerous contracts (future service)	-	882	-	-	-	-	882
Changes to liabilities for incurred claims (past service)	-	-	(12)	(2,391)	(202)	-	(2,605)
Amortization of insurance acquisition cash flows	2,148	-	-	-	-	-	2,148
Net impairment of assets for insurance acquisition cash flows	-	-	-	-	-	-	-
	2,148	777	13,843	5,032	22	-	21,822
Investment components and premium refunds	(23,554)	-	20,835	2,719	-	-	-
Insurance service result	(47,998)	777	34,678	7,751	22	-	(4,770)
Insurance finance (income) expenses	2,645	44	(85)	689	44	-	3,337
Effects of movements in foreign exchange rates	24,962	115	272	29	-	(21)	25,357
Total changes in income and OCI	(20,391)	936	34,865	8,469	66	(21)	23,924
Cash flows
Premiums and premium tax received	55,437	-	-	-	-	-	55,437
Claims and other insurance service expenses paid, including investment components	-	-	(34,776)	(7,657)	-	-	(42,433)
Insurance acquisition cash flows	(8,287)	-	-	-	-	-	(8,287)
Total cash flows	47,150	-	(34,776)	(7,657)	-	-	4,717
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	(156)	-	-	-	-	156	-
Acquisition cash flows incurred in the year	-	-	-	-	-	(193)	(193)
Movements related to insurance contract liabilities for account of segregated fund holders	12,402	-	-	-	-	-	12,402
Net closing balance	503,992	2,028	5,754	11,257	691	(878)	522,844
Closing insurance contract assets	(153)	5	56	1	-	(11)	(102)
Closing insurance contract liabilities	377,600	2,023	5,698	11,256	691	(867)	396,401
Closing insurance contract liabilities for account of segregated fund holders	126,545	-	-	-	-	-	126,545
Net closing balance, December 31, 2024	$503,992	$2,028	$5,754	$11,257	$691	$(878)	$522,844

Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	$3,337
Reclassification of derivative OCI to IFIE – cash flow hedges	(52)
Reclassification of derivative (income) loss changes to IFIE – fair value hedge	3,346
Insurance finance (income) expenses, per disclosure in note 6 (f)	$6,631
Insurance contracts – Analysis by measurement components
The following tables present the movements in the net assets or liabilities for insurance contracts issued, showing estimates of the present value of future cash flows, risk adjustment, CSM and assets for insurance acquisition cash flows for the years ended
December 31, 2025 and 2024.

			CSM
	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Fair value	Other	Assets for insurance acquisition cash flows	Total
Opening GMM and VFA insurance contract assets	$(490)	$144	$100	$148	$-	$(98)
Opening GMM and VFA insurance contract liabilities	334,706	22,160	18,907	7,610	(61)	383,322
Opening PAA insurance contract net liabilities	13,201	691	-	-	(817)	13,075
Opening insurance contract liabilities for account of segregated fund holders	126,545	-	-	-	-	126,545
Net opening balance, January 1, 2025	473,962	22,995	19,007	7,758	(878)	522,844
CSM recognized for services provided	-	-	(2,175)	(955)	-	(3,130)
Change in risk adjustment for non-financial risk for risk expired	-	(1,418)	-	-	-	(1,418)
Experience adjustments	(551)	-	-	-	-	(551)
Changes that relate to current services	(551)	(1,418)	(2,175)	(955)	-	(5,099)
Contracts initially recognized during the year	(5,322)	1,102	3	4,298	-	81
Changes in estimates that adjust the CSM	(3,412)	867	1,432	1,113	-	-
Changes in estimates that relate to losses and reversal of losses on onerous contracts	329	3	-	-	-	332
Changes that relate to future services	(8,405)	1,972	1,435	5,411	-	413
Adjustments to liabilities for incurred claims	81	(15)	-	-	-	66
Changes that relate to past services	81	(15)	-	-	-	66
Insurance service result	(8,875)	539	(740)	4,456	-	(4,620)
Insurance finance (income) expenses	21,158	1,238	241	193	-	22,830
Effects of movements in foreign exchange rates	(12,220)	(1,054)	(579)	(274)	-	(14,127)
Total changes in income and OCI	63	723	(1,078)	4,375	-	4,083
Total cash flows	10,436	-	-	-	-	10,436
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	(6)	-	-	-	6	-
Acquisition cash flows incurred in the year	-	-	-	-	(5)	(5)
Change in PAA balance	245	101	-	-	179	525
Movements related to insurance contract liabilities for account of segregated fund holders	2,461	-	-	-	-	2,461
Net closing balance	487,161	23,819	17,929	12,133	(698)	540,344
Closing GMM and VFA insurance contract assets	(474)	92	87	100	1	(194)
Closing GMM and VFA insurance contract liabilities	345,183	22,935	17,842	12,033	(61)	397,932
Closing PAA insurance contract net liabilities	13,446	792	-	-	(638)	13,600
Closing insurance contract liabilities for account of segregated fund insurance holders	129,006	-	-	-	-	129,006
Net closing balance, December 31, 2025	$487,161	$23,819	$17,929	$12,133	$(698)	$540,344

Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	$22,830
Reclassification of derivative OCI to IFIE – cash flow hedges	(9)
Reclassification of derivative (income) loss changes to IFIE – fair value hedge	1,908
PAA items:
PAA IFIE	582
PAA Reclassification of derivative OCI to IFIE – cash flow hedges	-
PAA Reclassification of derivative (income) loss changes to IFIE – fair value hedge	185
Insurance finance (income) expenses, per disclosure in note 6 (f)	$25,496
Insurance contracts – Analysis by measurement components (continued)

			CSM
	Estimates of PV of future cash flows	Risk adjustment for non- financial risk	Fair value	Other	Assets for insurance acquisition cash flows	Total
Opening GMM and VFA insurance contract assets	$(416)	$141	$32	$99	$-	$(144)
Opening GMM and VFA insurance contract liabilities	310,807	22,697	17,381	4,592	(59)	355,418
Opening PAA insurance contract net liabilities	12,712	626	-	-	(761)	12,577
Opening insurance contract liabilities for account of segregated fund holders	114,143	-	-	-	-	114,143
Net opening balance, January 1, 2024	437,246	23,464	17,413	4,691	(820)	481,994
CSM recognized for services provided	-	-	(2,097)	(600)	-	(2,697)
Change in risk adjustment for non-financial risk for risk expired	-	(1,430)	-	-	-	(1,430)
Experience adjustments	(532)	-	-	-	-	(532)
Changes that relate to current services	(532)	(1,430)	(2,097)	(600)	-	(4,659)
Contracts initially recognized during the year	(4,043)	952	2	3,193	-	104
Changes in estimates that adjust the CSM	(459)	(1,866)	2,388	(63)	-	-
Changes in estimates that relate to losses and reversal of losses on onerous contracts	770	7	-	-	-	777
Changes that relate to future services	(3,732)	(907)	2,390	3,130	-	881
Adjustments to liabilities for incurred claims	(8)	(4)	-	-	-	(12)
Changes that relate to past services	(8)	(4)	-	-	-	(12)
Insurance service result	(4,272)	(2,341)	293	2,530	-	(3,790)
Insurance finance (income) expenses	2,317	(59)	233	121	-	2,612
Effects of movements in foreign exchange rates	21,946	1,866	1,068	416	-	25,296
Total changes in income and OCI	19,991	(534)	1,594	3,067	-	24,118
Total cash flows	3,840	-	-	-	-	3,840
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	(6)	-	-	-	6	-
Acquisition cash flows incurred in the year	-	-	-	-	(8)	(8)
Change in PAA balance	489	65	-	-	(56)	498
Movements related to insurance contract liabilities for account of segregated fund holders	12,402	-	-	-	-	12,402
Net closing balance	473,962	22,995	19,007	7,758	(878)	522,844
Closing GMM and VFA insurance contract assets	(490)	144	100	148	-	(98)
Closing GMM and VFA insurance contract liabilities	334,706	22,160	18,907	7,610	(61)	383,322
Closing PAA insurance contract net liabilities	13,201	691	-	-	(817)	13,075
Closing insurance contract liabilities for account of segregated fund insurance holders	126,545	-	-	-	-	126,545
Net closing balance, December 31, 2024	$473,962	$22,995	$19,007	$7,758	$(878)	$522,844

Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	$2,612
Reclassification of derivative OCI to IFIE – cash flow hedges	(52)
Reclassification of derivative (income) loss changes to IFIE – fair value hedge	3,333
PAA items:
PAA IFIE	725
PAA Reclassification of derivative OCI to IFIE – cash flow hedges	-
PAA Reclassification of derivative (income) loss changes to IFIE – fair value hedge	13
Insurance finance (income) expenses, per disclosure in note 6 (f)	$6,631
Reinsurance contracts held – Analysis by remaining coverage and incurred claims
The following tables present the movements in the net assets or liabilities for reinsurance contracts held, showing assets for remaining coverage and amounts recoverable on incurred claims arising from business ceded to reinsurers for the years ended
December 31, 2025 and 2024.

	Assets (liabilities) for remaining coverage		Assets (liabilities) for incurred claims
	Excluding loss recovery component	Loss recovery component	Products not under PAA	PAA Estimates of PV of future cash flows	PAA Risk adjustment for non-financial risk	Total
Opening reinsurance contract held assets	$50,723	$631	$7,395	$252	$14	$59,015
Opening reinsurance contract held liabilities	(2,692)	5	44	(26)	-	(2,669)
Net opening balance, January 1, 2025	48,031	636	7,439	226	14	56,346
Changes in income and OCI
Allocation of reinsurance premium paid	(8,451)	-	-	-	-	(8,451)
Amounts recoverable from reinsurers
Recoveries of incurred claims and other insurance service expenses	-	(41)	6,397	623	-	6,979
Recoveries and reversals of recoveries of losses on onerous underlying contracts	-	187	-	-	-	187
Adjustments to assets for incurred claims	-	-	31	(16)	(1)	14
Insurance service result	(8,451)	146	6,428	607	(1)	(1,271)
Investment components and premium refunds	(1,815)	-	1,815	-	-	-
Net expenses from reinsurance contracts	(10,266)	146	8,243	607	(1)	(1,271)
Net finance (income) expenses from reinsurance contracts	2,912	22	(183)	3	1	2,755
Effect of changes in non-performance risk of reinsurers	12	-	-	-	-	12
Effects of movements in foreign exchange rates	(2,650)	(31)	(312)	-	-	(2,993)
Contracts measured under PAA	-	-	-	-	-	-
Total changes in income and OCI	(9,992)	137	7,748	610	-	(1,497)
Cash flows
Premiums paid(1)	11,915	-	-	-	-	11,915
Amounts received	-	-	(8,538)	(618)	-	(9,156)
Total cash flows	11,915	-	(8,538)	(618)	-	2,759
Net closing balance	49,954	773	6,649	218	14	57,608
Closing reinsurance contract held assets	53,327	765	6,522	253	14	60,881
Closing reinsurance contract held liabilities	(3,373)	8	127	(35)	-	(3,273)
Net closing balance, December 31, 2025	$49,954	$773	$6,649	$218	$14	$57,608
(1)The Company recorded $5.2 billion (2024 – $18.6 billion) reinsurance contract held assets from reinsurance transactions which closed during the year. Refer to note 6 (m).

	Assets (liabilities) for remaining coverage		Assets (liabilities) for incurred claims
	Excluding loss recovery component	Loss recovery component	Products not under PAA	PAA Estimates of PV of future cash flows	PAA Risk adjustment for non-financial risk	Total
Opening reinsurance contract held assets	$35,079	$246	$7,035	$275	$16	$42,651
Opening reinsurance contract held liabilities	(2,634)	2	(136)	(63)	-	(2,831)
Net opening balance, January 1, 2024	32,445	248	6,899	212	16	39,820
Changes in income and OCI
Allocation of reinsurance premium paid	(7,709)	-	-	-	-	(7,709)
Amounts recoverable from reinsurers
Recoveries of incurred claims and other insurance service expenses	-	(32)	6,002	607	1	6,578
Recoveries and reversals of recoveries of losses on onerous underlying contracts	-	372	-	-	-	372
Adjustments to assets for incurred claims	-	-	11	(14)	(7)	(10)
Insurance service result	(7,709)	340	6,013	593	(6)	(769)
Investment components and premium refunds	(1,939)	-	1,939	-	-	-
Net expenses from reinsurance contracts	(9,648)	340	7,952	593	(6)	(769)
Net finance (income) expenses from reinsurance contracts	(1,859)	12	4	3	4	(1,836)
Effect of changes in non-performance risk of reinsurers	(58)	-	-	-	-	(58)
Effects of movements in foreign exchange rates	4,021	36	575	-	-	4,632
Contracts measured under PAA	-	-	-	-	-	-
Total changes in income and OCI	(7,544)	388	8,531	596	(2)	1,969
Cash flows
Premiums paid(1)	23,130	-	-	-	-	23,130
Amounts received	-	-	(7,991)	(582)	-	(8,573)
Total cash flows	23,130	-	(7,991)	(582)	-	14,557
Net closing balance	48,031	636	7,439	226	14	56,346
Closing reinsurance contract held assets	50,723	631	7,395	252	14	59,015
Closing reinsurance contract held liabilities	(2,692)	5	44	(26)	-	(2,669)
Net closing balance, December 31, 2024	$48,031	$636	$7,439	$226	$14	$56,346
(1)The Company recorded $5.2 billion (2024 – $18.6 billion) reinsurance contract held assets from reinsurance transactions which closed during the year. Refer to note 6 (m).
Reinsurance contracts held – Analysis by measurement components
The following tables present the movements in the net assets or liabilities for reinsurance contracts held, showing estimates of the present value of future cash flows, risk adjustment and CSM for the years ended December 31, 2025 and 2024.

			CSM
	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Fair value	Other	Total
Opening reinsurance contract held assets	$50,275	$5,442	$2,619	$389	$58,725
Opening reinsurance contract held liabilities	(3,308)	333	(112)	445	(2,642)
Opening PAA reinsurance contract net assets	249	14	-	-	263
Net opening balance, January 1, 2025	47,216	5,789	2,507	834	56,346
CSM recognized for services received	-	-	(216)	(208)	(424)
Change in risk adjustment for non-financial risk for risk expired	-	(515)	-	-	(515)
Experience adjustments	(497)	-	-	-	(497)
Changes that relate to current services	(497)	(515)	(216)	(208)	(1,436)
Contracts initially recognized during the year	(1,080)	825	(2)	305	48
Changes in recoveries of losses on onerous underlying contracts that adjust the CSM	-	-	(9)	(19)	(28)
Changes in estimates that adjust the CSM	(253)	(26)	(201)	480	-
Changes in estimates that relate to losses and reversal of losses on onerous contracts	166	-	-	-	166
Changes that relate to future services	(1,167)	799	(212)	766	186
Adjustments to liabilities for incurred claims	31	-	-	-	31
Changes that relate to past services	31	-	-	-	31
Insurance service result	(1,633)	284	(428)	558	(1,219)
Insurance finance (income) expenses from reinsurance contracts	2,176	447	69	59	2,751
Effects of changes in non-performance risk of reinsurers	11	-	-	-	11
Effects of movements in foreign exchange rates	(2,630)	(257)	(85)	(20)	(2,992)
Total changes in income and OCI	(2,076)	474	(444)	597	(1,449)
Total cash flows	2,732	-	-	-	2,732
Change in PAA balance	(21)	-	-	-	(21)
Net closing balance	47,851	6,263	2,063	1,431	57,608
Closing reinsurance contract held assets	51,618	5,902	2,223	863	60,606
Closing reinsurance contract held liabilities	(3,995)	347	(160)	568	(3,240)
Closing PAA reinsurance contract net assets	228	14	-	-	242
Net closing balance, December 31, 2025	$47,851	$6,263	$2,063	$1,431	$57,608

			CSM
	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Fair value	Other	Total
Opening reinsurance contract held assets	$38,156	$3,685	$565	$(51)	$42,355
Opening reinsurance contract held liabilities	(4,384)	1,305	116	173	(2,790)
Opening PAA reinsurance contract net assets	239	16	-	-	255
Net opening balance, January 1, 2024	34,011	5,006	681	122	39,820
CSM recognized for services received	-	-	(62)	(259)	(321)
Change in risk adjustment for non-financial risk for risk expired	-	(536)	-	-	(536)
Experience adjustments	(265)	-	-	-	(265)
Changes that relate to current services	(265)	(536)	(62)	(259)	(1,122)
Contracts initially recognized during the year	(1,826)	1,261	2	620	57
Changes in recoveries of losses on onerous underlying contracts that adjust the CSM	-	-	110	32	142
Changes in estimates that adjust the CSM	(1,577)	(290)	1,657	210	-
Changes in estimates that relate to losses and reversal of losses on onerous contracts	171	1	-	-	172
Changes that relate to future services	(3,232)	972	1,769	862	371
Adjustments to liabilities for incurred claims	11	-	-	-	11
Changes that relate to past services	11	-	-	-	11
Insurance service result	(3,486)	436	1,707	603	(740)
Insurance finance (income) expenses from reinsurance contracts	(1,858)	(62)	16	62	(1,842)
Effects of changes in non-performance risk of reinsurers	(58)	-	-	-	(58)
Effects of movements in foreign exchange rates	4,069	411	103	47	4,630
Total changes in income and OCI	(1,333)	785	1,826	712	1,990
Total cash flows	14,528	-	-	-	14,528
Change in PAA balance	10	(2)	-	-	8
Net closing balance	47,216	5,789	2,507	834	56,346
Closing reinsurance contract held assets	50,275	5,442	2,619	389	58,725
Closing reinsurance contract held liabilities	(3,308)	333	(112)	445	(2,642)
Closing PAA reinsurance contract net assets	249	14	-	-	263
Net closing balance, December 31, 2024	$47,216	$5,789	$2,507	$834	$56,346
Segment
Carrying balance by measurement components
The following tables present the carrying balances of net assets or liabilities for insurance contracts issued and reinsurance contracts held by measurement components, by reporting segment for the years ended December 31, 2025 and 2024.
Insurance contracts issued

	Excluding contracts applying the PAA		Contracts applying the PAA		CSM
As at December 31, 2025	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Fair value	Other	Assets for insurance acquisition cash flows	Total insurance contract liabilities (assets)
Asia	$169,388	$9,352	$1,295	$4	$10,892	$9,557	$(71)	$200,417
Canada	102,070	3,425	11,951	788	3,306	1,162	(627)	122,075
U.S.	203,209	10,263	-	-	3,874	1,414	-	218,760
Corporate and Other	(952)	(13)	200	-	(143)	-	-	(908)
	$473,715	$23,027	$13,446	$792	$17,929	$12,133	$(698)	$540,344

	Excluding contracts applying the PAA		Contracts applying the PAA		CSM
As at December 31, 2024	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Fair value	Other	Assets for insurance acquisition cash flows	Total insurance contract liabilities (assets)
Asia	$153,801	$7,630	$1,497	$3	$11,338	$6,267	$(290)	$180,246
Canada	100,296	3,351	11,452	688	3,986	753	(588)	119,938
U.S.	207,665	11,337	-	-	3,823	738	-	223,563
Corporate and Other	(1,001)	(14)	252	-	(140)	-	-	(903)
	$460,761	$22,304	$13,201	$691	$19,007	$7,758	$(878)	$522,844
Reinsurance contracts held

	Excluding contracts applying the PAA		Contracts applying the PAA		CSM
As at December 31, 2025	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Fair value	Other	Total reinsurance contract liabilities (assets)
Asia	$3,282	$1,598	$(8)	$-	$687	$414	$5,973
Canada	4,471	1,635	236	14	(193)	200	6,363
U.S.	39,983	3,023	-	-	1,711	817	45,534
Corporate and Other	(113)	(7)	-	-	(142)	-	(262)
	$47,623	$6,249	$228	$14	$2,063	$1,431	$57,608

	Excluding contracts applying the PAA		Contracts applying the PAA		CSM
As at December 31, 2024	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Fair value	Other	Total reinsurance contract liabilities (assets)
Asia	$4,462	$1,580	$-	$-	$627	$141	$6,810
Canada	4,308	1,561	248	13	426	203	6,759
U.S.	38,295	2,641	-	1	1,603	490	43,030
Corporate and Other	(98)	(7)	1	-	(149)	-	(253)
	$46,967	$5,775	$249	$14	$2,507	$834	$56,346
Insurance Revenue by Transition Method
The following tables provide information as a supplement to the insurance revenue disclosures in note 6 (b).

For the year ended December 31, 2025	Asia	Canada	U.S.	Other	Total
Contracts under the fair value method	$2,666	$3,343	$11,424	$(14)	$17,419
Contracts under the full retrospective method	490	62	158	-	710
Other contracts	3,809	6,420	430	100	10,759
Total	$6,965	$9,825	$12,012	$86	$28,888

For the year ended December 31, 2024	Asia	Canada	U.S.	Other	Total
Contracts under the fair value method	$2,629	$3,322	$10,975	$(14)	$16,912
Contracts under the full retrospective method	489	62	141	-	692
Other contracts	2,691	5,912	287	98	8,988
Total	$5,809	$9,296	$11,403	$84	$26,592
Effect of New Business Recognized in the Year
The following tables present components of new business for insurance contracts issued for the years presented.

	Asia		Canada		U.S.		Total
As at December 31, 2025	Non- Onerous	Onerous	Non- Onerous	Onerous	Non- Onerous	Onerous	Non- Onerous	Onerous
New business insurance contracts
Estimates of present value of cash outflows	$32,414	$554	$7,075	$86	$5,181	$569	$44,670	$1,209
Insurance acquisition cash flows	5,951	117	1,080	20	1,018	121	8,049	258
Claims and other insurance service expenses payable	26,463	437	5,995	66	4,163	448	36,621	951
Estimates of present value of cash inflows	(36,561)	(540)	(7,675)	(88)	(5,769)	(568)	(50,005)	(1,196)
Risk adjustment for non-financial risk	741	26	147	14	146	28	1,034	68
Contractual service margin	3,406	-	453	-	442	-	4,301	-
Amount included in insurance contract liabilities for the year	$-	$40	$-	$12	$-	$29	$-	$81

	Asia		Canada		U.S.		Total
As at December 31, 2024	Non- Onerous	Onerous	Non- Onerous	Onerous	Non- Onerous	Onerous	Non- Onerous	Onerous
New business insurance contracts
Estimates of present value of cash outflows	$26,508	$1,019	$5,386	$193	$3,439	$958	$35,333	$2,170
Insurance acquisition cash flows	4,764	147	860	40	802	211	6,426	398
Claims and other insurance service expenses payable	21,744	872	4,526	153	2,637	747	28,907	1,772
Estimates of present value of cash inflows	(29,664)	(1,002)	(5,876)	(203)	(3,841)	(960)	(39,381)	(2,165)
Risk adjustment for non-financial risk	600	27	117	26	136	46	853	99
Contractual service margin	2,556	-	373	-	266	-	3,195	-
Amount included in insurance contract liabilities for the year	$-	$44	$-	$16	$-	$44	$-	$104
The following tables present components of new business for reinsurance contracts held portfolios for the years presented.

As at December 31, 2025	Asia	Canada	U.S.	Total
New business reinsurance contracts
Estimates of present value of cash outflows	$(2,316)	$(713)	$(6,373)	$(9,402)
Estimates of present value of cash inflows	2,032	626	5,664	8,322
Risk adjustment for non-financial risk	140	79	606	825
Contractual service margin	164	15	124	303
Amount included in reinsurance assets for the year	$20	$7	$21	$48

As at December 31, 2024	Asia	Canada	U.S.	Total
New business reinsurance contracts
Estimates of present value of cash outflows	$(7,144)	$(6,153)	$(7,519)	$(20,816)
Estimates of present value of cash inflows	6,950	5,876	6,164	18,990
Risk adjustment for non-financial risk	189	68	1,004	1,261
Contractual service margin	21	217	384	622
Amount included in reinsurance assets for the year	$16	$8	$33	$57
Expected Recognition of Contractual Service Margin
The following tables present expectations for the timing of recognition of CSM in income in future years.

As at December 31, 2025	Less than 1 year	1 to 5 years	5 to 10 years	10 to 20 years	More than 20 years	Total
Canada
Insurance contracts issued	$414	$1,301	$1,061	$1,031	$661	$4,468
Reinsurance contracts held	11	39	23	3	(83)	(7)
	425	1,340	1,084	1,034	578	4,461
U.S.
Insurance contracts issued	548	1,736	1,370	1,180	454	5,288
Reinsurance contracts held	(315)	(961)	(708)	(533)	(11)	(2,528)
	233	775	662	647	443	2,760
Asia
Insurance contracts issued	1,978	6,370	4,944	4,592	2,565	20,449
Reinsurance contracts held	(101)	(416)	(305)	(166)	(113)	(1,101)
	1,877	5,954	4,639	4,426	2,452	19,348
Corporate
Insurance contracts issued	(11)	(38)	(37)	(43)	(14)	(143)
Reinsurance contracts held	12	60	48	19	3	142
	1	22	11	(24)	(11)	(1)
Total	$2,536	$8,091	$6,396	$6,083	$3,462	$26,568

As at December 31, 2024	Less than 1 year	1 to 5 years	5 to 10 years	10 to 20 years	More than 20 years	Total
Canada
Insurance contracts issued	$426	$1,347	$1,116	$1,173	$677	$4,739
Reinsurance contracts held	(53)	(150)	(126)	(144)	(156)	(629)
	373	1,197	990	1,029	521	4,110
U.S.
Insurance contracts issued	474	1,510	1,194	1,023	360	4,561
Reinsurance contracts held	(278)	(835)	(569)	(381)	(30)	(2,093)
	196	675	625	642	330	2,468
Asia
Insurance contracts issued	1,527	5,006	2,861	2,815	5,396	17,605
Reinsurance contracts held	(72)	(295)	(194)	(58)	(149)	(768)
	1,455	4,711	2,667	2,757	5,247	16,837
Corporate
Insurance contracts issued	(10)	(36)	(35)	(42)	(17)	(140)
Reinsurance contracts held	13	67	59	11	(1)	149
	3	31	24	(31)	(18)	9
Total	$2,027	$6,614	$4,306	$4,397	$6,080	$23,424
Investment Income and Insurance Finance Income and Expenses

For the year ended December 31, 2025	Insurance contracts	Non- insurance(1)	Total
Investment return
Investment-related income	$15,938	$3,134	$19,072
Net gains (losses) on financial assets at FVTPL	7,044	145	7,189
Unrealized gains (losses) on FVOCI assets	1,561	521	2,082
Impairment and recovery (loss) on financial assets	(80)	(26)	(106)
Investment expenses	(633)	(709)	(1,342)
Interest on required surplus	670	(670)	-
Total investment return	24,500	2,395	26,895
Portion recognized in income (expenses)	22,113	1,834	23,947
Portion recognized in OCI	2,387	561	2,948
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Interest accreted to insurance contracts	(11,309)	31	(11,278)
Due to changes in interest rates and other financial assumptions	(3,596)	20	(3,576)
Changes in fair value of underlying items of direct participation contracts	(9,875)	-	(9,875)
Effects of risk mitigation option	1,199	-	1,199
Net foreign exchange income (expenses)	(147)	-	(147)
Hedge accounting offset from insurance contracts issued	149	-	149
Reclassification of derivative OCI to IFIE – cash flow hedges	9	-	9
Reclassification of derivative income (loss) changes to IFIE – fair value hedge	(2,093)	-	(2,093)
Other	116	-	116
Total insurance finance income (expenses) from insurance contracts issued	(25,547)	51	(25,496)
Effect of movements in foreign exchange rates	156	-	156
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates	(25,391)	51	(25,340)
Portion recognized in income (expenses), including effects of exchange rates	(22,710)	29	(22,681)
Portion recognized in OCI, including effects of exchange rates	(2,681)	22	(2,659)
Reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates
Interest accreted to insurance contracts	2,370	-	2,370
Due to changes in interest rates and other financial assumptions	620	(2)	618
Changes in risk of non-performance of reinsurers	12	-	12
Other	(234)	-	(234)
Total reinsurance finance income (expenses) from reinsurance contracts held	2,768	(2)	2,766
Effect of movements in foreign exchange rates	(422)	-	(422)
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates	2,346	(2)	2,344
Portion recognized in income (expenses), including effects of foreign exchange rates	1,694	-	1,694
Portion recognized in OCI, including effects of exchange rates	652	(2)	650
Decrease (increase) in investment contract liabilities	(2)	(549)	(551)
Total net investment income (loss), insurance finance income (expenses) and reinsurance finance income (expenses)	1,453	1,895	3,348
Amounts recognized in income (expenses)	1,095	1,314	2,409
Amounts recognized in OCI	358	581	939
(1)Non-insurance includes consolidations and eliminations of transactions between operating segments.

For the year ended December 31, 2024	Insurance contracts	Non- insurance(1)	Total
Investment return
Investment-related income	$14,214	$3,268	$17,482
Net gains (losses) on financial assets at FVTPL	1,788	63	1,851
Unrealized gains (losses) on FVOCI assets	5,590	(6,803)	(1,213)
Impairment and recovery (loss) on financial assets	137	(28)	109
Investment expenses	(644)	(704)	(1,348)
Interest on required surplus	672	(672)	-
Total investment return	21,757	(4,876)	16,881
Portion recognized in income (expenses)	16,489	2,622	19,111
Portion recognized in OCI	5,268	(7,498)	(2,230)
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Interest accreted to insurance contracts	(10,283)	26	(10,257)
Due to changes in interest rates and other financial assumptions	10,199	(67)	10,132
Changes in fair value of underlying items of direct participation contracts	(5,231)	-	(5,231)
Effects of risk mitigation option	1,755	-	1,755
Net foreign exchange income (expenses)	(2)	-	(2)
Hedge accounting offset from insurance contracts issued	(128)	-	(128)
Reclassification of derivative OCI to IFIE – cash flow hedges	52	-	52
Reclassification of derivative income (loss) changes to IFIE – fair value hedge	(3,346)	-	(3,346)
Other	394	-	394
Total insurance finance income (expenses) from insurance contracts issued	(6,590)	(41)	(6,631)
Effect of movements in foreign exchange rates	(1,417)	-	(1,417)
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates	(8,007)	(41)	(8,048)
Portion recognized in income (expenses), including effects of exchange rates	(16,252)	33	(16,219)
Portion recognized in OCI, including effects of exchange rates	8,245	(74)	8,171
Reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates
Interest accreted to insurance contracts	2,135	-	2,135
Due to changes in interest rates and other financial assumptions	(3,886)	4	(3,882)
Changes in risk of non-performance of reinsurers	(57)	-	(57)
Other	(88)	-	(88)
Total reinsurance finance income (expenses) from reinsurance contracts held	(1,896)	4	(1,892)
Effect of movements in foreign exchange rates	243	-	243
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates	(1,653)	4	(1,649)
Portion recognized in income (expenses), including effects of foreign exchange rates	1,133	-	1,133
Portion recognized in OCI, including effects of exchange rates	(2,786)	4	(2,782)
Decrease (increase) in investment contract liabilities	(6)	(498)	(504)
Total net investment income (loss), insurance finance income (expenses) and reinsurance finance income (expenses)	12,091	(5,411)	6,680
Amounts recognized in income (expenses)	1,364	2,157	3,521
Amounts recognized in OCI	10,727	(7,568)	3,159
(1)Non-insurance includes consolidations and eliminations of transactions between operating segments.
The following tables present Investment income and insurance finance income and expenses recognized in income or expenses or other comprehensive income, by reporting segments for the years ended December 31, 2025 and December 31, 2024.

	Insurance and reinsurance contracts
For the year ended December 31, 2025	Asia	Canada	U.S.	Corporate	Non- insurance(1)	Total
Total investment return
Portion recognized in income (expenses)	$11,551	$4,216	$6,319	$27	$1,834	$23,947
Portion recognized in OCI	(21)	(52)	2,461	(1)	561	2,948
	11,530	4,164	8,780	26	2,395	26,895
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates
Portion recognized in income (expenses), including effects of exchange rates	(9,458)	(4,354)	(8,894)	(4)	29	(22,681)
Portion recognized in OCI, including effects of exchange rates	(168)	1,009	(3,522)	-	22	(2,659)
	(9,626)	(3,345)	(12,416)	(4)	51	(25,340)
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates
Portion recognized in income (expenses), including effects of foreign exchange rates	(104)	251	1,542	5	-	1,694
Portion recognized in OCI, including effects of exchange rates	(305)	(463)	1,420	-	(2)	650
	(409)	(212)	2,962	5	(2)	2,344
(1)Non-insurance includes consolidations and eliminations of transactions between operating segments.

	Insurance and reinsurance contracts
For the year ended December 31, 2024	Asia	Canada	U.S.	Corporate	Non- insurance(1)	Total
Total investment return
Portion recognized in income (expenses)	$7,994	$3,529	$4,943	$23	$2,622	$19,111
Portion recognized in OCI	801	5,876	(1,411)	2	(7,498)	(2,230)
	8,795	9,405	3,532	25	(4,876)	16,881
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates
Portion recognized in income (expenses), including effects of exchange rates	(7,334)	(3,650)	(5,278)	10	33	(16,219)
Portion recognized in OCI, including effects of exchange rates	(977)	473	8,749	-	(74)	8,171
	(8,311)	(3,177)	3,471	10	(41)	(8,048)
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates
Portion recognized in income (expenses), including effects of foreign exchange rates	604	347	185	(3)	-	1,133
Portion recognized in OCI, including effects of exchange rates	(168)	59	(2,677)	-	4	(2,782)
	436	406	(2,492)	(3)	4	(1,649)
(1)Non-insurance includes consolidations and eliminations of transactions between operating segments.
Significant Judgements and EstimatesFulfilment Cash Flows
Fulfilment cash flows have three major components:
•Estimate of future cash flows
•An adjustment to reflect the time value of money and the financial risk related to future cash flows if not included in the estimate of future cash flows
•A risk adjustment for non-financial risk
The determination of insurance fulfilment cash flows involves the use of estimates and assumptions. A comprehensive review of valuation assumptions and methods is performed annually. The review reduces the Company’s exposure to uncertainty by ensuring assumptions for liability risks remain appropriate. This is accomplished by monitoring experience and updating assumptions which represent a best estimate of expected future experience and margins that are appropriate for the risks assumed. While the assumptions selected represent the Company’s current best estimates and assessment of risk, the ongoing monitoring of experience and the changes in the economic environment are likely to result in future changes to the actuarial assumptions, which could materially impact the insurance contract liabilities.
Method used to measure insurance and reinsurance contract fulfilment cash flows
The Company primarily uses deterministic projections using best estimate assumptions to determine the present value of future cash flows. For product features such as universal life minimum crediting rates guarantees, participating life zero dividend floor implicit guarantees and variable annuities guarantees, the Company developed a stochastic approach to capture the asymmetry of the risk.
Determination of assumptions used
For the deterministic projections, assumptions are made with respect to mortality, morbidity, rates of policy termination, operating expenses and certain taxes. Actual experience is monitored to ensure that assumptions remain appropriate and assumptions are changed as warranted. Assumptions are discussed in more detail in the following table.

Nature of factors and assumption methodology	Risk management

Nature of factors and assumption methodology	Risk management

The Company reviews actuarial methods and assumptions on an annual basis. If changes are made to non-economic assumptions, the impact based on locked-in economic assumptions would adjust the contractual service margin for general model and VFA contracts if there is any remaining contractual service margin for the group of policies where the change was made. This amount would then be recognized in income over the period of service provided. Changes could also impact net income and other comprehensive income to the extent that the contractual service margin has been depleted, or discount rates are different than the locked-in rates used to quantify changes to the contractual service margin.
Determination of Discretionary Changes
The terms of some contracts measured under the GMM give the Company discretion over the cash flows to be paid to the policyholders, either in timing or amount. Changes in discretionary cash flows are regarded as relating to future service and accordingly adjust the CSM if there is any remaining CSM for the group of policies where the change was made. The Company determines how to identify a change in discretionary cash flows by specifying the basis on which it expects to determine its commitment under the contract; for example, based on a fixed interest rate or on returns that vary based on specified asset returns. This determination is specified at the inception of the contract.
Discount Rates
Insurance contract cash flows for non-participating business are discounted using risk-free yield curves adjusted by an illiquidity premium to reflect the liquidity characteristics of the liabilities. Cash flows that vary based on returns of underlying items are adjusted to reflect their variability under these adjusted yield curves. Each yield curve is interpolated between the spot rate at the last observable market data point and an ultimate spot rate, which reflects the long-term real interest rate plus inflation expectations.
For participating business, insurance contract cash flows that vary based on the return of underlying items are discounted at rates reflecting that variability.
For insurance contracts with cash flows that vary with the return of underlying items and where the present value is measured by stochastic modelling, cash flows are both projected and discounted at scenario-specific rates, calibrated on average to be the risk-free yield curves adjusted for liquidity.
The spot rates used for discounting liability cash flows are presented in the following tables and include illiquidity premiums determined with reference to net asset spreads indicative of the liquidity characteristics of the liabilities by geography.

					December 31, 2025
	Currency	Liquidity category	Observable years	Ultimate year	1 year	5 years	10 years	20 years	30 years	Ultimate
Canada	CAD	Illiquid	30	70	2.89%	3.85%	4.94%	5.36%	6.10%	4.40%
		Somewhat liquid(1)	30	70	2.87%	3.82%	4.85%	5.39%	6.05%	4.40%
U.S.	USD	Illiquid	30	70	3.74%	4.37%	5.65%	6.47%	6.41%	5.15%
		Somewhat liquid(1)	30	70	3.85%	4.42%	5.55%	6.47%	6.40%	5.03%
Japan	JPY	Somewhat liquid(1)	30	70	1.18%	1.93%	2.60%	3.59%	4.38%	1.60%
Hong Kong	HKD	Illiquid	15	55	2.39%	3.48%	4.57%	4.38%	4.02%	3.70%

					December 31, 2024
	Currency	Liquidity category	Observable years	Ultimate year	1 year	5 years	10 years	20 years	30 years	Ultimate
Canada	CAD	Illiquid	30	70	3.46%	3.93%	4.86%	5.00%	5.32%	4.40%
		Somewhat liquid(1)	30	70	3.44%	3.89%	4.76%	4.98%	5.21%	4.40%
U.S.	USD	Illiquid	30	70	4.48%	5.05%	6.01%	6.33%	6.15%	5.15%
		Somewhat liquid(1)	30	70	4.56%	5.09%	5.91%	6.33%	6.14%	5.03%
Japan	JPY	Somewhat liquid(1)	30	70	0.82%	1.17%	1.55%	2.33%	2.97%	1.60%
Hong Kong	HKD	Illiquid	15	55	3.73%	4.36%	5.23%	4.70%	4.17%	3.70%
(1)Somewhat liquid refers to liquidity level that is between liquid and illiquid. It is higher liquidity than illiquid and lower liquidity than liquid.
Amounts presented in income for policies where changes in assumptions that relate to financial risk do not have a substantial impact on amounts paid to policyholders reflect discount rates locked in beginning with the adoption of IFRS 17 or locked in at issue for later insurance contracts. These policies include term insurance, guaranteed whole life insurance, and health products including critical illness and long-term care. For policies where changes in assumptions to financial risk have a substantial impact on amounts paid to policyholders, discount rates are updated as future cash flows change due to changes in financial risk, so that the amount presented in income from future changes in financial variables is $nil. These policies include adjustable universal life contracts. Impacts from differences between current period rates and discount rates used to determine income are presented in other comprehensive income.
Risk Adjustment and Confidence Level used to determine Risk Adjustment
Risk adjustment for non-financial risk represents the compensation the Company requires for bearing the uncertainty about the amount and timing of the cash flows that arises from non-financial risk as the Company fulfils insurance contracts. The risk adjustment process considers insurance, lapse and expense risks, includes both favourable and unfavourable outcomes, and reflects diversification benefits from the insurance contracts issued.
The Company estimates the risk adjustment using a margin approach. This approach applies a margin for adverse deviation, typically in terms of a percentage of best estimate assumptions, where future cash flows are uncertain. The resulting cash flows are discounted at rates consistent with the best estimate cash flows to arrive at the total risk adjustment. The ranges for these margins are set by the Company and reviewed periodically.
The risk adjustment for non-financial risk for insurance contracts corresponds to a 90 – 95% confidence level for all segments.
Investment Component, Investment-return Service and Investment-related Service
The Company identifies the investment component, investment-return service (contract without direct participation features) and investment-related service (contract with direct participation features) of a contract as part of the product governance process.
Investment components are amounts that are to be paid to the policyholder under all circumstances. Investment components are excluded from insurance revenue and insurance service expenses.
Investment-return services and investment-related services are investment services rendered as part of an insurance contract and are part of the insurance contract services provided to the policyholder.
Relative Weighting of the Benefit Provided by Insurance Coverage, Investment-return Service and Investment-
related Service
The contractual service margin is released into income, when insurance contract services are provided, by using coverage units.
Coverage units represent the quantity of service (insurance coverage, investment-return and investment-related services)
provided and are determined by considering the benefit provided under the contract and its expected coverage duration. When the relative size of the investment-related service coverage or the investment-return service coverage unit is disproportionate compared to the insurance service coverage unit, or vice versa, the Company must determine a relative weighting of the services to reflect the delivery of each of those services. The Company identifies the coverage units as part of the product governance process and did not identify contracts where such weighting was required.
Sensitivity of Insurance Contract Liabilities to Changes in Non-economic Assumptions
The following tables present information on how reasonably possible changes in assumptions made by the Company on insurance contracts’ non-economic risk variables and certain economic risk variables impact contractual service margin, net income attributed to shareholders, other comprehensive income attributed to shareholders, and total comprehensive income attributed to shareholders. For non-economic risk variables, the impacts are shown separately gross and net of the impacts of reinsurance contracts held. The method used for deriving sensitivity information and significant assumptions made did not change from the previous period.
The analysis is based on a simultaneous change in assumptions across all businesses and holds all other assumptions constant.
In practice, experience for each assumption will frequently vary by geographic market and business, and assumption updates are specifically made on a business and geographic basis. Actual results can differ materially from these estimates for a variety of reasons including the interaction among these factors when more than one changes, actual experience differing from the assumptions, changes in business mix, effective tax rates, and the general limitations of the Company’s internal models.
Potential impact on contractual service margin, net income attributed to shareholders, other comprehensive income attributed to shareholders, and total comprehensive income attributed to shareholders arising from changes to non-
economic assumptions(1)

As at December 31, 2025	CSM net of NCI		Net income attributed to shareholders		Other comprehensive income attributed to shareholders		Total comprehensive income attributed to shareholders
(post-tax except CSM)	Gross	Net	Gross	Net	Gross	Net	Gross	Net
Policy related assumptions
2% adverse change in future mortality rates(2),(3),(5)
Portfolios where an increase in rates increases insurance contract liabilities	$(700)	$(200)	$(700)	$(200)	$100	$-	$(600)	$(200)
Portfolios where a decrease in rates increases insurance contract liabilities	(300)	(400)	200	(100)	100	100	300	-
5% adverse change in future morbidity rates(4),(5),(6) (incidence and termination)	(2,200)	(1,800)	(3,000)	(2,500)	600	500	(2,400)	(2,000)
10% change in future policy termination rates(3),(5)
Portfolios where an increase in rates increases insurance contract liabilities	(900)	(800)	(100)	(100)	(200)	(200)	(300)	(300)
Portfolios where a decrease in rates increases insurance contract liabilities	(800)	(600)	(700)	(400)	500	300	(200)	(100)
5% increase in future expense levels	(600)	(600)	(100)	(100)	100	100	-	-

As at December 31, 2024	CSM net of NCI		Net income attributed to shareholders		Other comprehensive income attributed to shareholders		Total comprehensive income attributed to shareholders
(post-tax except CSM)	Gross	Net	Gross	Net	Gross	Net	Gross	Net
Policy related assumptions
2% adverse change in future mortality rates(2),(3),(5)
Portfolios where an increase in rates increases insurance contract liabilities	$(700)	$(200)	$(700)	$(300)	$200	$100	$(500)	$(200)
Portfolios where a decrease in rates increases insurance contract liabilities	(100)	(600)	-	-	100	200	100	200
5% adverse change in future morbidity rates(4),(5),(6) (incidence and termination)	(2,200)	(1,800)	(3,000)	(2,700)	700	600	(2,300)	(2,100)
10% change in future policy termination rates(3),(5)
Portfolios where an increase in rates increases insurance contract liabilities	(700)	(600)	(100)	(100)	(200)	(200)	(300)	(300)
Portfolios where a decrease in rates increases insurance contract liabilities	(900)	(700)	(700)	(400)	400	300	(300)	(100)
5% increase in future expense levels	(600)	(600)	(100)	(100)	100	100	-	-
(1)The participating policy funds are largely self-supporting and experience gains or losses would generally result in changes to future dividends reducing the direct impact on the CSM and shareholder income.
(2)An increase in mortality rates will generally increase insurance contract liabilities for life insurance contracts, whereas a decrease in mortality rates will generally increase insurance contract liabilities for policies with longevity risk such as payout annuities.
(3)The sensitivity is measured for each direct insurance portfolio net of the impacts of any reinsurance held on the policies within that portfolio to determine if the overall insurance contract liabilities increased.
(4)No amounts related to morbidity risk are included for policies where the insurance contract liability provides only for claims costs expected over a short period, generally less than one year, such as Group Life and Health.
(5)The impacts of the sensitivities on LTC for morbidity, mortality and lapse do not assume any offsets from the Company’s ability to contractually raise premium rates in such events, subject to state regulatory approval. In practice, the Company would plan to file for rate increases equal to the amount of deterioration resulting from the sensitivity.
(6)This includes a 5% deterioration in incidence rates and a 5% deterioration in claim termination rates.
Potential impact on contractual service margin, net income attributed to shareholders, other comprehensive income attributed to shareholders, and total comprehensive income attributed to shareholders arising from changes to non-
economic assumptions on Long Term Care(1)

As at December 31, 2025	CSM net of NCI		Net income attributed to shareholders		Other comprehensive income attributed to shareholders		Total comprehensive income attributed to shareholders
(post-tax except CSM)	Gross	Net	Gross	Net	Gross	Net	Gross	Net
Policy related assumptions
2% adverse change in future mortality rates(2),(3)	$(300)	$(300)	$-	$-	$-	$-	$-	$-
5% adverse change in future morbidity incidence rates(2),(3)	(1,500)	(1,300)	(400)	(300)	200	200	(200)	(100)
5% adverse change in future morbidity claims termination rates(2),(3)	(1,500)	(1,300)	(1,200)	(1,000)	400	400	(800)	(600)
10% adverse change in future policy termination rates(2),(3)	(400)	(300)	-	-	-	-	-	-
5% increase in future expense levels(3)	(100)	(100)	-	-	-	-	-	-
As at December 31, 2024	CSM net of NCI		Net income attributed to shareholders		Other comprehensive income attributed to shareholders		Total comprehensive income attributed to shareholders
(post-tax except CSM)	Gross	Net	Gross	Net	Gross	Net	Gross	Net
Policy related assumptions
2% adverse change in future mortality rates(2),(3)	$(300)	$(300)	$-	$-	$-	$-	$-	$-
5% adverse change in future morbidity incidence rates(2),(3)	(1,400)	(1,300)	(500)	(400)	200	200	(300)	(200)
5% adverse change in future morbidity claims termination rates(2),(3)	(1,400)	(1,300)	(1,300)	(1,100)	500	400	(800)	(700)
10% adverse change in future policy termination rates(2),(3)	(400)	(400)	-	-	100	100	100	100
5% increase in future expense levels(3)	(100)	(100)	-	-	-	-	-	-
(1)The potential impacts on CSM were translated from US$ at 1.3707 (2024 – 1.4382) and the potential impacts on net income attributed to shareholders, OCI attributed to shareholders and total comprehensive income attributed to shareholders were translated from US$ at 1.3939 (2024 – 1.3987).
(2)The impacts of the sensitivities on LTC for morbidity, mortality and lapse do not assume any offsets from the Company’s ability to contractually raise premium rates in such events, subject to state regulatory approval. In practice, the Company would plan to file for rate increases equal to the amount of deterioration resulting from the sensitivities.
(3)The impact of favourable changes to all the sensitivities is relatively symmetrical.
Potential impact on contractual service margin, net income attributed to shareholders, other comprehensive income attributed to shareholders, and total comprehensive income attributed to shareholders arising from changes to certain economic financial assumptions used in the determination of insurance contract liabilities(1)

As at December 31, 2025 (post-tax except CSM)	CSM net of NCI	Net income attributed to shareholders	Other comprehensive income attributed to shareholders	Total comprehensive income attributed to shareholders
Financial assumptions
10 basis point reduction in ultimate spot rate	$(300)	$-	$(200)	$(200)
50 basis point increase in interest rate volatility(2)	(100)	-	-	-
50 basis point increase in non-fixed income return volatility(2)	(100)	-	-	-
As at December 31, 2024 (post-tax except CSM)	CSM net of NCI	Net income attributed to shareholders	Other comprehensive income attributed to shareholders	Total comprehensive income attributed to shareholders
Financial assumptions
10 basis point reduction in ultimate spot rate	$(300)	$-	$(200)	$(200)
50 basis point increase in interest rate volatility(2)	(100)	-	-	-
50 basis point increase in non-fixed income return volatility(2)	(100)	-	-	-
(1)Note that the impact of these assumptions is not linear.
(2)Used in the determination of insurance contract liabilities with financial guarantees. This includes universal life minimum crediting rate guarantees, participating life zero dividend floor implicit guarantees, and variable annuities guarantees, where a stochastic approach is used to capture the asymmetry of the risk.
Review of Actuarial Methods and Assumptions
The Company performs a comprehensive review of actuarial methods and assumptions annually. The review is designed to reduce the Company’s exposure to uncertainty by ensuring assumptions for liability risks remain appropriate. This is accomplished by monitoring experience and updating assumptions that represent a best estimate of expected future experience, and maintaining a risk adjustment that is appropriate for the risks assumed. While the assumptions selected represent the
Company’s best estimates and assessment of risk, the ongoing monitoring of experience and changes in the economic environment are likely to result in future changes to the actuarial assumptions, which could materially impact the insurance contract liabilities. The changes implemented from the review are generally implemented in the third quarter of each year, though updates may be made outside the third quarter in certain circumstances.
2025 Review of Actuarial Methods and Assumptions
The completion of the 2025 annual review of actuarial methods and assumptions resulted in a decrease in pre-tax fulfilment cash flows of $605, excluding the portion related to non-controlling interests. These updates resulted in a decrease in pre-tax net income attributed to shareholders of $244 ($216 post-tax), a decrease in pre-tax net income attributed to participating policyholders of $88 ($67 post-tax), an increase in CSM of $1,080, a decrease in pre-tax other comprehensive income attributed to shareholders of $52 ($73 post-tax), and a decrease in pre-tax other comprehensive income attributed to participating policyholders of $91 ($70 post-tax).
Impact of updates to actuarial methods and assumptions on pre-tax fulfilment cash flows(1)

For the year ended December 31, 2025	Total
Hong Kong health insurance product reserving approach	$(463)
Methodology and other updates	(207)
Lapse and policyholder behaviour updates	181
Long-term care triennial review	(77)
Mortality and morbidity updates	(39)
Impact of updates to actuarial methods and assumptions, on pre-tax fulfilment cash flows	$(605)
(1)Excludes the portion related to non-controlling interests of $116. The impact of updates to actuarial methods and assumptions on pre-tax fulfilment cash flows, including the portion related to non-controlling interests, would be $(489).
Impact of updates to actuarial methods and assumptions on pre-tax net income attributed to shareholders, pre-tax net income attributed to participating policyholders, OCI and CSM(1)

For the year ended December 31, 2025	Total
Portion recognized in pre-tax net income (loss) attributed to:
Participating policyholders	$(88)
Shareholders	(244)
(332)

Portion increasing (decreasing) CSM	1,080

Portion recognized in pre-tax OCI attributed to:
Participating policyholders	(91)
Shareholders	(52)
(143)
Impact of updates to actuarial methods and assumptions, pre-tax	$605
(1)Excludes the portion related to non-controlling interests of $(116). The impact of updates to actuarial methods and assumptions on pre-tax fulfilment cash flows, including the portion related to non-controlling interests, would be $489.
Hong Kong health insurance product reserving approach
An update to the pricing philosophy on certain health insurance products in Hong Kong led to a change in the IFRS 17 measurement model from the Premium Allocation Approach to the General Measurement Model, which requires all future cash flows to be included in the fulfilment cash flows, amounting to a decrease in pre-tax fulfilment cash flows of $463.
Methodology and other updates
Methodology and other updates resulted in a decrease in pre-tax fulfilment cash flows of $207.
The decrease was mainly driven by annual yield and parameter updates to the Company’s valuation models for participating products in Asia and Canada. This was partially offset by various other valuation models updates in the U.S. to non-participating products that netted to a residual increase in fulfilment cash flows.
Lapse and policyholder behaviour updates
Updates to lapses and policyholder behaviour assumptions resulted in an increase in pre-tax fulfilment cash flows of $181.
The increase was mainly driven by the review of lapse assumptions in Singapore as well as other smaller updates. The
Singapore update reflected higher lapse experience on the Company’s index-linked and universal life products. This was partially offset by the impact of the lapse review on term insurance products in Canada.
Long-term care triennial review
U.S. Insurance completed a comprehensive long-term care (“LTC”) experience study. The review included all aspects of claim assumptions, as well as the progress on future premium increases and approved premium increases in excess of prior assumptions. The impact of the LTC review was a decrease in pre-tax fulfilment cash flows of $77.
The overall experience study led to a $1.9 billion (US$1.4 billion) increase in pre-tax fulfilment cash flows for claim costs following a review of morbidity, mortality and lapse assumptions. This was mainly driven by higher utilization of benefits due to the impact of higher inflation in the cost-of-care, and also reflects the benefit of in-force management initiatives related to fraud, waste and abuse programs. The impact from utilization was partially offset by updates to reflect higher terminations. The impacts of updating incidence, active life mortality[1], lapse and other refinements were all relatively small.
The review of assumed future premium increases resulted in a $1.5 billion (US$1.1 billion) decrease in pre-tax fulfilment cash flows. This reflects expected future net premium increases that are due to the outstanding amounts from prior state filings as well as to the Company’s 2025 review of morbidity, mortality, and lapse assumptions. Since the last triennial review in 2022, the
Company has received actual premium increase approvals of $3.2 billion pre-tax (US$2.3 billion pre-tax) on a present value basis. This exceeds the amount of premium increases the Company assumed in the pre-tax fulfilment cash flows by $0.5 billion
(US$0.3 billion) at that time.
Mortality and morbidity updates
Mortality and morbidity updates resulted in a decrease in pre-tax fulfilment cash flows of $39.
The decrease was mainly driven by a morbidity study of group long-term disability benefits in Canada related to claim termination, partially offset by other items that netted to a modest residual increase in fulfilment cash flows.
Impact of updates to actuarial methods and assumptions on pre-tax fulfilment cash flows, net income attributed to shareholders, CSM and OCI by segment
The impact of updates to actuarial methods and assumptions in Canada resulted in a decrease in pre-tax fulfilment cash flows of
$382. The decrease was primarily driven by the impact of annual updates to the Company’s valuation models for participating products, the lapse review on term insurance products as well as the review of morbidity assumptions for group long-term disability benefits. These updates resulted in an increase in pre-tax net income attributed to shareholders of $80 ($58 post-tax), an increase in CSM of $348, and an increase in pre-tax other comprehensive income attributed to shareholders of $98 ($71 post-
tax).
The impact of updates to actuarial methods and assumptions in the U.S. resulted in an increase in pre-tax fulfilment cash flows of $179. The increase was primarily driven by a number of valuation model updates, partially offset by the impact of the LTC triennial review. These updates resulted in a decrease in pre-tax net income attributed to shareholders of $298 ($235 post-tax), an increase in CSM of $43, and an increase in pre-tax other comprehensive income attributed to shareholders of $75 ($60 post-
tax).
The impact of updates to actuarial methods and assumptions in Asia resulted in a decrease in pre-tax fulfilment cash flows of
$418. The decrease was primarily driven by the impact of the change in the IFRS 17 measurement model on certain health insurance products in Hong Kong and the impact of annual updates to the Company’s valuation models for participating products, partly offset by a review of lapse assumptions for certain products in Singapore. These updates resulted in a decrease in pre-tax net income attributed to shareholders of $26 ($39 post-tax), an increase in CSM of $704, and a decrease in pre-tax other comprehensive income attributed to shareholders of $224 ($203 post-tax).
The impact of updates to actuarial methods and assumptions in Corporate and Other (which includes the Company’s property and casualty reinsurance businesses, run-off insurance operations including variable annuities and health, and consolidation adjustments including intercompany eliminations) resulted in an increase in pre-tax fulfilment cash flows of $16. These updates resulted in no impact to pre-tax or post-tax net income attributed to shareholders, a decrease in CSM of $15 and a decrease in pre-tax other comprehensive income attributed to shareholders of $1 ($1 post-tax).
2024 Review of Actuarial Methods and Assumptions
The completion of the 2024 annual review of actuarial methods and assumptions resulted in a decrease in pre-tax fulfilment cash flows of $174, excluding the portion related to non-controlling interests. These updates resulted in a decrease in pre-tax net income attributed to shareholders of $250 ($199 post-tax), an increase in pre-tax net income attributed to participating policyholders of $29 ($21 post-tax), a decrease in CSM of $421, an increase in pre-tax other comprehensive income attributed to shareholders of $771 ($632 post-tax), and an increase in pre-tax other comprehensive income attributed to participating policyholders of $45 ($32 post-tax).
Impact of updates to actuarial methods and assumptions on pre-tax fulfilment cash flows(1)

For the year ended December 31, 2024	Total
Lapse and policyholder behaviour updates	$620
Reinsurance contract and other risk adjustment review	427
Expense updates	(406)
Financial related updates	(386)
Mortality and morbidity updates	(273)
Methodology and other updates	(156)
Impact of updates to actuarial methods and assumptions, on pre-tax fulfilment cash flows	$(174)
(1)Excludes the portion related to non-controlling interests of $(215) The impact of updates to actuarial methods and assumptions on pre-tax fulfilment cash flows, including the portion related to non-controlling interests, would be $(389).
Impact of updates to actuarial methods and assumptions on pre-tax net income attributed to shareholders, pre-tax net income attributed to participating policyholders, OCI and CSM(1)

For the year ended December 31, 2024	Total
Portion recognized in net income (loss) attributed to:
Participating policyholders	$29
Shareholders	(250)
(221)

Portion increasing (decreasing) CSM	(421)

Portion recognized in OCI attributed to:
Participating policyholders	45
Shareholders	771
816
Impact of updates to actuarial methods and assumptions, pre-tax	$174
(1)Excludes the portion related to non-controlling interests of $215. The impact of updates to actuarial methods and assumptions on pre-tax fulfilment cash flows, including the portion related to non-controlling interests, would be $389.
Lapse and policyholder behaviour updates
Updates to lapses and policyholder behaviour assumptions resulted in an increase in pre-tax fulfilment cash flows of $620.
The increase was primarily driven by a detailed review of the lapse assumptions for the Company’s non-participating products in its U.S. life insurance business and its International High Net Worth business in Asia segment. For U.S. protection products, lapse rates declined during the COVID-19 pandemic and continue to remain low, while for U.S. indexed universal life, U.S. bank-
owned life insurance, and Asia’s International High Net Worth business, lapse rates increased due to the impact of higher short-
term interest rates. The Company updated its lapse assumptions to reflect these experience trends. The ultimate lapse rates for products with no-lapse guarantees were not changed.
Reinsurance contract and other risk adjustment review
The review of the Company’s reinsurance contracts and risk adjustment, excluding changes that were a direct result of other assumption updates, resulted in an increase in pre-tax fulfilment cash flows of $427.
The increase was driven by updates to the Company’s reinsurance contract fulfilment cash flows to reflect current reinsurance market conditions and the resulting expected cost on older U.S. mortality reinsurance, partially offset by updates to the
Company’s risk adjustment methodology in North America related to non-financial risk.
The Company’s overall risk adjustment continues to be within the 90 – 95% confidence level.
Expense updates
Expense updates resulted in a decrease in pre-tax fulfilment cash flows of $406.
The decrease was driven by a detailed review of the Company’s global expenses, including investment expenses. The Company aligned them with its current cost structure and included the impact of changes in classification of certain expenses from directly attributable to non-directly attributable.
Financial related updates
Financial related updates resulted in a decrease in pre-tax fulfilment cash flows of $386.
The decrease was driven by a review of the discount rates used in the valuation of the Company’s non-participating business, which included increases to ultimate risk-free rates in the U.S. to align with historical averages, as well as updates to parameters used to determine illiquidity premiums. This was partially offset by refinements to crediting rate projections on certain U.S.
universal life products.
Mortality and morbidity updates
Mortality and morbidity updates resulted in a decrease in pre-tax fulfilment cash flows of $273.
The decrease was driven by morbidity updates to health insurance products in Hong Kong to reflect lower hospital claims on certain business that the Company accounts for under the general measurement model, partially offset by updates to mortality and morbidity assumptions on critical illness products in Hong Kong to reflect emerging experience.
Methodology and other updates
Methodology and other updates resulted in a decrease in pre-tax fulfilment cash flows of $156.
The decrease was driven by the impact of annual updates to the Company’s valuation models for participating products in Asia and Canada reflecting higher interest rates during the year, partially offset by various other smaller items that netted to an increase in fulfilment cash flows.
Impact of updates to actuarial methods and assumptions on pre-tax fulfilment cash flows, net income attributed to shareholders, CSM and OCI by segment
The impact of updates to actuarial methods and assumptions in Canada resulted in a decrease in pre-tax fulfilment cash flows of
$266. The decrease was primarily driven by updates to the risk adjustment methodology related to non-financial risks and the review of the discount rates used in the valuation of non-participating business. These updates resulted in an increase in pre-tax net income attributed to shareholders of $3 ($2 post-tax), an increase in CSM of $222, and a decrease in pre-tax other comprehensive income attributed to shareholders of $15 ($10 post-tax).
The impact of updates to actuarial methods and assumptions in the U.S. resulted in an increase in pre-tax fulfilment cash flows of $895. The increase was primarily driven by the net impact of updates to the Company’s reinsurance contract fulfilment cash flows and risk adjustment methodology related to non-financial risks, a detailed review of the lapse assumptions in its life insurance business, and refinements to its crediting rate projections on certain universal life products, partially offset by a review of the discount rates used in the valuation of non-participating business. These updates resulted in a decrease in pre-tax net income attributed to shareholders of $256 ($202 post-tax), a decrease in CSM of $1,228, and an increase in pre-tax other comprehensive income attributed to shareholders of $589 ($466 post-tax).
The impact of updates to actuarial methods and assumptions in Asia resulted in a decrease in pre-tax fulfilment cash flows of
$818. The decrease was primarily driven by the impact of morbidity updates to certain health insurance products in Hong Kong to reflect emerging experience, updates from the Company’s detailed review of global expenses, including investment expenses, as well as the impact of annual updates to its valuation models for participating products, partially offset by a review of lapse assumptions for the International High Net Worth business. These updates resulted in a decrease in pre-tax net income attributed to shareholders of $4 ($5 post-tax), an increase in CSM of $591, and an increase in pre-tax other comprehensive income attributed to shareholders of $213 ($190 post-tax).
The impact of updates to actuarial methods and assumptions in Corporate and Other (which includes the Company’s property and casualty reinsurance businesses, run-off insurance operations including variable annuities and health, and consolidation adjustments including intercompany eliminations) resulted in an increase in pre-tax fulfilment cash flows of $15. These updates resulted in an increase in pre-tax net income attributed to shareholders of $7 ($6 post-tax), a decrease in CSM of $6, and a decrease in pre-tax other comprehensive income attributed to shareholders of $16 ($14 post-tax).
Composition of Underlying Items
The following sets out the composition and fair value of the underlying items supporting the Company’s liabilities for direct participation contracts as at the dates presented.
Participating Policies

As at December 31,	2025	2024
Underlying assets
Debt securities	$60,128	$54,238
Public equities	26,460	19,846
Mortgages	4,934	4,535
Private placements	9,699	8,398
Real estate	5,179	4,525
Other(1)	33,070	31,952
Total	$139,470	$123,494
(1)Other for participating life insurance contracts include derivatives, reinsurance contract held assets, and other invested assets.
Variable Annuities and Unit-Linked
The Company also issues variable annuities and unit-linked contracts that are accounted for as insurance contracts with direct participating features. The fair value of underlying assets is reported in insurance contract liabilities for the account of segregated fund holders and includes investments in segregated funds of $69,473, and $25,264 (2024 – $72,061, and $18,771) for variable annuities and unit-linked, respectively.
Asset for Insurance Acquisition Cash Flow
The following table presents the expected future derecognition of asset for insurance acquisition cash flow as at the dates presented.

	2025				2024
As at December 31,	Less than 1 year	1 to 5 years	More than 5 years	Total	Less than 1 year	1 to 5 years	More than 5 years	Total
Asia	$18	$36	$17	$71	$65	$168	$57	$290
Canada	73	223	331	627	72	213	303	588
Total	$91	$259	$348	$698	$137	$381	$360	$878
Insurance and Reinsurance Contracts Contractual Obligations – Maturity Analysis and Amounts Payable on
Demand
The tables below represent the maturities of the insurance contract and reinsurance contract held liabilities as at the dates presented.

As at December 31, 2025 Payments due by period	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	Over 5 years	Total
Insurance contract liabilities(1)	$3,783	$4,167	$8,129	$11,588	$14,676	$1,396,865	$1,439,208
Reinsurance contract held liabilities(1)	254	535	460	429	386	(11,008)	(8,944)

As at December 31, 2024 Payments due by period	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	Over 5 years	Total
Insurance contract liabilities(1)	$4,223	$3,711	$6,266	$8,741	$12,644	$1,348,354	$1,383,939
Reinsurance contract held liabilities(1)	250	395	530	419	373	(11,450)	(9,483)
(1)Insurance contract liabilities cash flows include estimates related to the timing and payment of death and disability claims, policy surrenders, policy maturities, annuity payments, minimum guarantees on segregated fund products, policyholder dividends, commissions and premium taxes offset by contractual future premiums on in-force contracts and exclude amounts from insurance contract liabilities for account of segregated fund holders. These estimated cash flows are based on the best estimate assumptions used in the determination of insurance contract liabilities. These amounts are undiscounted. Reinsurance contract held liabilities cash flows include estimates related to the timing and payment of future reinsurance premiums offset by recoveries on in-force reinsurance agreements.
Due to the use of assumptions, actual cash flows may differ from these estimates. Cash flows include embedded derivatives measured separately at fair value.
The amounts from insurance contract liabilities that are payable on demand are set out below as at the dates presented.

	2025		2024
As at December 31,	Amounts payable on demand	Carrying amount	Amounts payable on demand	Carrying amount
Asia	$133,552	$163,678	$121,197	$131,829
Canada	34,530	55,492	31,100	53,224
U.S.	46,824	66,328	48,918	66,524
Total	$214,906	$285,498	$201,215	$251,577
The amounts payable on demand represent the policyholders’ cash and / or account values less applicable surrender fees as at the time of the reporting date. Segregated fund insurance liabilities for account of segregated fund holders are excluded from the amounts payable on demand and the carrying amount.
Reinsurance Transactions
Agreement with Reinsurance Group of America
On November 20, 2024, the Company announced it entered into an agreement with Reinsurance Group of America,
Incorporated (“RGA”) to reinsure policies from the U.S. LTC and U.S. structured settlement legacy blocks. Under the terms of the transaction, the Company retained responsibility for the administration of the policies, with no intended impact to policyholders.
The transaction was structured as a 75% quota share for both the LTC and structured settlements blocks.
The transaction closed on January 2, 2025, with an effective date of January 1, 2025, with the Company transferring invested assets of $5.4 billion and reinsuring insurance contract liabilities of $5.2 billion. The Company recognized a reinsurance contractual service margin of $201.
Agreement with RGA Life Reinsurance Company of Canada
On March 25, 2024, the Company announced it entered into an agreement with RGA Life Reinsurance Company of Canada
(“RGA Canada”) to reinsure policies from its Canadian universal life block. Under the terms of the transaction, the Company retained responsibility for the administration of the policies, with no intended impact to policyholders. The transaction was structured as coinsurance with a 100% quota share.
The transaction closed on April 2, 2024, with the Company transferring invested assets measured at FVOCI of $5.5 billion and reinsuring insurance contract liabilities of $5.4 billion. The Company recognized a reinsurance contractual service margin of
$213.
Agreement with Global Atlantic Financial Group
On December 11, 2023, the Company announced it entered into agreements with Global Atlantic Financial Group Ltd. (“GA”) to reinsure policies from the U.S. long-term care (“LTC”), U.S. structured settlements, and Japan whole life legacy blocks. Under the terms of the transaction, the Company retained responsibility for the administration of the policies, with no intended impact to policyholders. The transaction was structured as coinsurance of an 80% quota share for the LTC block and 100% quota shares for the other blocks.
The transaction closed on February 22, 2024, with the Company transferring invested assets measured at FVOCI of $13.4 billion and reinsuring insurance and investment contract net liabilities of $13.2 billion. The Company recognized a reinsurance contractual service margin of $308 and financial assets of $134.